Accounts Payable Related to Concessions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	R$ 1,105,344	R$ 893,855
Accounts payable related to concession, current	113,092	101,976
Accounts payable related to concession, noncurrent	R$ 992,252	791,879
HPP Mauá [Member] | Copel GET
Disclosure of fair value measurement of liabilities [line items]
Grant	06.29.2007
Signature	07.03.2007
Closing	06.2049
Discount rate	5.65%
Annual adjustment	IPCA
Trade and other payables	R$ 23,733	23,005
HPP Colider [Member] | Copel GET
Disclosure of fair value measurement of liabilities [line items]
Grant	12.29.2010
Signature	01.17.2011
Closing	01.2046
Discount rate	7.74%
Annual adjustment	IPCA
Trade and other payables	R$ 0	31,493
HPP Baixo Iguaçu [Member] | Copel GET
Disclosure of fair value measurement of liabilities [line items]
Grant	07.19.2012
Signature	08.20.2012
Closing	01.2047
Discount rate	7.74%
Annual adjustment	IPCA
Trade and other payables	R$ 9,686	9,337
HPP Guaricana [Member] | Copel GET
Disclosure of fair value measurement of liabilities [line items]
Grant	03.03.2020
Signature	03.03.2020
Closing	03.2025
Discount rate	7.74%
Annual adjustment	IPCA
Trade and other payables	R$ 0	1,325
HPP Fundão and HPP Santa Clara [Member] | Elejor [Member]
Disclosure of fair value measurement of liabilities [line items]
Grant	10.23.2001
Signature	10.25.2001
Closing	05.2037
Discount rate	11.00%
Annual adjustment	IGPM
Trade and other payables	R$ 861,982	828,695
HPP Salto Caxias [Member] | Copel GET
Disclosure of fair value measurement of liabilities [line items]
Grant	11.19.2024
Signature	11.19.2024
Closing	10.2030
Discount rate	8.23%
Annual adjustment	IPCA
Trade and other payables	R$ 69,404	0
HPP Segredo [Member] | Copel GET
Disclosure of fair value measurement of liabilities [line items]
Grant	11.19.2024
Signature	11.19.2024
Closing	10.2030
Discount rate	8.23%
Annual adjustment	IPCA
Trade and other payables	R$ 69,341	0
HPP Foz do Areia [Member] | F D A Electricity Generation [Member]
Disclosure of fair value measurement of liabilities [line items]
Grant	11.19.2024
Signature	11.19.2024
Closing	10.2030
Discount rate	8.23%
Annual adjustment	IPCA
Trade and other payables	R$ 71,198	R$ 0
Present Value [Member]
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	R$ 1,105,344